Subsequent events - Narrative (Details)				12 Months Ended
	Dec. 17, 2025 $ / shares shares	Dec. 17, 2025 $ / shares shares	Oct. 31, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares
Subsequent events
Number of warrants exercised				11,243,900	1,781,323
Exercise price of warrants issued | $ / shares				$ 0.5	$ 0.32
Common stock issued | Pre-Funded Warrants
Subsequent events
Issued common shares			31,265
Number of warrants exercised			31,265
Exercise price of each warrant (in CAD per share) | $ / shares			$ 0.001
Major share transactions | Warrant liabilities
Subsequent events
Issued common shares	566,040	566,040
Issue Price Per Share | (per share)	$ 3.64	$ 2.65
Exercise price of warrants issued | $ / shares	$ 4.27